RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended
	Sep. 10, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Original issue discount	$ 13,500
Net proceeds	$ 40,500
Note bears interest	18.00%
Amortization of debt discount		$ 701	$ 0	$ 701	$ 0
Due to Related Party		57,513		57,513		$ 29,931	$ 23,374
Chief Operating Officer [Member]
Due to Related Party						10,378
Panagiotis N. Lazaretos [Member]
Due to Related Party		0		0		9,487
Helen V. Maridakis [Member]
Due to Related Party		0		0		10,067
Former Chief Operating Officer, Nikolaos Ioannou [Member]
Due to Related Party		0		0		12,209
CEO, Kent Wilson [Member]
Due to Related Party		38,162		38,162		0
Promissory note amount	$ 54,000
COO, Jeffrey Hail [Member]
Due to Related Party		$ 19,450		$ 19,450		$ 0